Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 270	$ 59
Expense, net	51	101
Settlements	(81)	(59)
Acquisitions		174
Foreign exchange and other	15	(5)
Balance, end of year	$ 255	$ 270